                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2010

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


       /s/ George V. Young               New Orleans, LA            5/3/2010
--------------------------------   --------------------------   ----------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-
   ------------   --------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           82

Form 13F Information Table Value Total:  $   689,856
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number   Name

       28-
----      ------------   -----------------------------
[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2010

          COLUMN 1              COLUMN 2      COLUMN 3        COLUMN 4        COLUMN 5   COLUMN 6  COLUMN 7       Column 8
---------------------------- -------------- ----------- ------------------- ----------- ---------- -------- -------------------
                                                                                                              Voting Authority
                                                          VALUE    SHRS OR         PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------------- ----------- --------- --------- ------ ---- ---------- -------- ---- --------- ----
LUMINEX CORP DEL             COM            55027E 10 2    56,471 3,359,379   Sh           OTHER                 3,359,379
3-D SYS CORP DEL             COM NEW        88554D 20 5    41,174 3,016,407   Sh           OTHER                 3,016,407
PIONEER NAT RES CO           COM            723787 10 7    38,616   685,650   Sh           OTHER                   685,650
VARIAN MED SYS INC           COM            92220P 10 5    29,585   534,700   Sh           OTHER                   534,700
EPIQ SYS INC                 COM            26882D 10 9    29,460 2,370,044   Sh           OTHER                 2,370,044
PHI INC                      COM NON VTG    69336T 20 5    28,210 1,331,934   Sh           OTHER                 1,331,934
O REILLY AUTOMOTIVE INC      COM            686091 10 9    28,040   672,250   Sh           OTHER                   672,250
EURONET WORLDWIDE INC        COM            298736 10 9    27,729 1,504,545   Sh           OTHER                 1,504,545
GULF ISLAND FABRICATION INC  COM            402307 10 2    26,709 1,227,981   Sh           OTHER                 1,227,981
CARTER INC                   COM            146229 10 9    26,048   863,950   Sh           OTHER                   863,950
ABBOTT LABS                  COM            002824 10 0    24,802   470,803   Sh           OTHER                   470,803
NIC INC                      COM            62914B 10 0    19,868 2,524,550   Sh           OTHER                 2,524,550
MCDONALDS CORP               COM            580135 10 1    19,629   294,200   Sh           OTHER                   294,200
CULLEN FROST BANKERS INC     COM            229899 10 9    19,049   341,375   Sh           OTHER                   341,375
SMUCKER J M CO               COM NEW        832696 40 5    17,221   285,775   Sh           OTHER                   285,775
BANK OF AMERICA CORPORATION  7.25%CNV PFD L 060505 68 2    15,188    15,577   Sh           OTHER                    15,577
BANK OF AMERICA CORPORATION  COM            060505 10 4    15,178   850,332   Sh           OTHER                   850,332
ION GEOPHYSICAL CORP         COM            462044 10 8    15,020 3,052,750   Sh           OTHER                 3,052,750
SCHLUMBERGER LTD             COM            806857 10 8    14,124   222,570   Sh           OTHER                   222,570
BALDOR ELEC CO               COM            057741 10 0    11,560   309,100   Sh           OTHER                   309,100
AMERICAN VANGUARD CORP       COM            030371 10 8    11,453 1,405,242   Sh           OTHER                 1,405,242
COLLECTIVE BRANDS INC        COM            19421W 10 0    10,750   472,750   Sh           OTHER                   472,750
WELLS FARGO & CO NEW         COM            949746 10 1     8,576   275,582   Sh           OTHER                   275,582
KANSAS CITY SOUTHERN         COM NEW        485170 30 2     8,467   234,100   Sh           OTHER                   234,100
BLOCK H & R INC              COM            093671 10 5     8,405   472,200   Sh           OTHER                   472,200
SOUTHWESTERN ENERGY CO       COM            845467 10 9     7,446   182,850   Sh           OTHER                   182,850
HANCOCK HLDG CO              COM            410120 10 9     7,390   176,746   Sh           OTHER                   176,746
FLOWERS FOODS INC            COM            343498 10 1     7,060   285,375   Sh           OTHER                   285,375
POOL CORPORATION             COM            73278L 10 5     7,019   310,036   Sh           OTHER                   310,036
JPMORGAN CHASE & CO          COM            46625H 10 0     6,732   150,438   Sh           OTHER                   150,438
FEDEX CORP                   COM            31428X 10 6     6,435    68,900   Sh           OTHER                    68,900
WESTAR ENERGY INC            COM            95709T 10 0     6,230   279,375   Sh           OTHER                   279,375

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2010

JOHNSON & JOHNSON            COM            478160 10 4     6,029    92,470   Sh           OTHER                    92,470
AAR CORP                     COM            000361 10 5     5,768   232,400   Sh           OTHER                   232,400
GOLDMAN SACHS GROUP INC      COM            38141G 10 4     5,682    33,300   Sh           OTHER                    33,300
TIDEWATER INC                COM            886423 10 2     5,431   114,900   Sh           OTHER                   114,900
CERNER CORP                  COM            156782 10 4     5,283    62,208   Sh           OTHER                    62,208
COCA COLA CO                 COM            191216 10 0     5,156    93,750   Sh           OTHER                    93,750
HENRY JACK & ASSOC INC       COM            426281 10 1     4,920   204,500   Sh           OTHER                   204,500
PHI INC                      COM VTG        69336T 10 6     4,831   223,869   Sh           OTHER                   223,869
EXXON MOBIL CORP             COM            30231G 10 2     4,528    67,607   Sh           OTHER                    67,607
MURPHY OIL CORP              COM            626717 10 2     4,067    72,384   Sh           OTHER                    72,384
PROCTER & GAMBLE CO          COM            742718 10 9     3,801    60,075   Sh           OTHER                    60,075
VERIZON COMMUNICATIONS INC   COM            92343V 10 4     3,311   106,752   Sh           OTHER                   106,752
MARCUS CORP                  COM            566330 10 6     3,188   245,400   Sh           OTHER                   245,400
MICROSOFT CORP               COM            594918 10 4     2,534    86,505   Sh           OTHER                    86,505
CLECO CORP NEW               COM            12561W 10 5     2,530    95,300   Sh           OTHER                    95,300
BIO RAD LABS INC             CL A           090572 20 7     2,298    22,200   Sh           OTHER                    22,200
SCOTTS MIRACLE GRO CO        CL A           810186 10 6     1,720    37,100   Sh           OTHER                    37,100
DST SYS INC DEL              COM            233326 10 7     1,381    33,318   Sh           OTHER                    33,318
AT&T INC                     COM            00206R 10 2     1,326    51,331   Sh           OTHER                    51,331
VANTAGE DRILLING COMPANY     ORD SHS        G93205 11 3     1,236   834,900   Sh           OTHER                   834,900
LEGGETT & PLATT INC          COM            524660 10 7     1,081    49,964   Sh           OTHER                    49,964
US BANCORP DEL               COM NEW        902973 30 4     1,070    41,350   Sh           OTHER                    41,350
ACTIVISION BLIZZARD INC      COM            00507V 10 9     1,042    86,500   Sh           OTHER                    86,500
COLGATE PALMOLIVE CO         COM            194162 10 3       967    11,339   Sh           OTHER                    11,339
DISNEY WALT CO               COM DISNEY     254687 10 6       871    24,950   Sh           OTHER                    24,950
CHEVRON CORP NEW             COM            166764 10 0       816    10,762   Sh           OTHER                    10,762
PEPSICO INC                  COM            713448 10 8       763    11,530   Sh           OTHER                    11,530
AFLAC INC                    COM            001055 10 2       654    12,050   Sh           OTHER                    12,050
PFIZER INC                   COM            717081 10 3       647    37,710   Sh           OTHER                    37,710
BP PLC                       SPONSORED ADR  055622 10 4       618    10,822   Sh           OTHER                    10,822
ANNALY CAP MGMT INC          COM            035710 40 9       551    32,050   Sh           OTHER                    32,050
MERCK & CO INC NEW           COM            58933Y 10 5       476    12,755   Sh           OTHER                    12,755
CONOCOPHILLIPS               COM            20825C 10 4       450     8,799   Sh           OTHER                     8,799
3M CO                        COM            88579Y 10 1       418     5,000   Sh           OTHER                     5,000
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       392     3,055   Sh           OTHER                     3,055
ALLSTATE CORP                COM            020002 10 1       388    12,000   Sh           OTHER                    12,000
TRAVELERS COMPANIES INC      COM            89417E 10 9       378     7,000   Sh           OTHER                     7,000

                          St. Denis J. Villere Co., LLC
                                       13F
                                 March 31, 2010

BRISTOL MYERS SQUIBB CO      COM            110122 10 8       371    13,900   Sh           OTHER                    13,900
HEWLETT PACKARD CO           COM            428236 10 3       370     6,964   Sh           OTHER                     6,964
PLAINS ALL AMER PIPELINE L   UNIT LTD PARTN 726503 10 5       358     6,300   Sh           OTHER                     6,300
PNC FINL SVCS GROUP INC      COM            693475 10 5       352     5,900   Sh           OTHER                     5,900
MORGAN STANLEY               COM NEW        617446 44 8       295    10,082   Sh           OTHER                    10,082
HOME DEPOT INC               COM            437076 10 2       288     8,900   Sh           OTHER                     8,900
APPLE INC                    COM            037833 10 0       270     1,150   Sh           OTHER                     1,150
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       242     4,176   Sh           OTHER                     4,176
BANK OF THE OZARKS INC       COM            063904 10 6       236     6,700   Sh           OTHER                     6,700
WHITNEY HLDG CORP            COM            966612 10 3       228    16,537   Sh           OTHER                    16,537
GENERAL ELECTRIC CO          COM            369604 10 3       228    12,500   Sh           OTHER                    12,500
KIMBERLY CLARK CORP          COM            494368 10 3       220     3,500   Sh           OTHER                     3,500
SHORE BANCSHARES INC         COM            825107 10 5       152    10,687   Sh           OTHER                    10,687
                                                          689,856